Acquisition Prepayment (Details) - Apr. 12, 2018	USD ($)	HKD ($)
Acquisition prepayment (Textual)
Payments to acquire businesses gross	$ 3,700,000
Business acquisition, percentage acquired	100.00%	100.00%
HKD [Member]
Acquisition prepayment (Textual)
Payments to acquire businesses gross		$ 29,390,000
Acquisition prepayment description	The Company has prepaid approximately $2.4 million as of June 30, 2019 with $1.3 million to be paid upon closing.	The Company has prepaid approximately $2.4 million as of June 30, 2019 with $1.3 million to be paid upon closing.